FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2018
Disclosure of detailed information about financial instruments [abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS
The following tables list the company’s financial instruments by their respective classification as at June 30, 2018 and December 31, 2017:

	2018		2017
AS AT JUN. 30, 2018 AND DEC. 31, 2017 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$5,913	$5,913	$5,139	$5,139
Other financial assets
Government bonds	55	55	49	49
Corporate bonds	840	840	643	643
Fixed income securities and other	726	726	662	662
Common shares and warrants	2,447	2,447	1,832	1,832
Loans and notes receivable	1,521	1,543	1,614	1,657
	5,589	5,611	4,800	4,843
Accounts receivable and other	10,067	10,067	9,616	9,616
	$21,569	$21,591	$19,555	$19,598
Financial liabilities
Corporate borrowings	$6,424	$6,511	$5,659	$6,087
Property-specific borrowings	70,638	71,547	63,721	65,399
Subsidiary borrowings	8,107	8,174	9,009	9,172
Accounts payable and other	18,330	18,330	17,965	17,965
Subsidiary equity obligations	3,894	3,894	3,661	3,661
	$107,393	$108,456	$100,015	$102,284

Fair Value Hierarchy Levels
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2018			2017
AS AT JUN. 30, 2018 AND DEC. 31, 2017 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$—	$55	$—	$—	$49	$—
Corporate bonds	—	820	—	127	508	—
Fixed income securities and other	22	289	415	20	233	409
Common shares and warrants	1,882	255	310	1,586	—	246
Loans and notes receivables	—	23	1	—	62	1
Accounts receivable and other	14	1,599	110	15	1,155	213
	$1,918	$3,041	$836	$1,748	$2,007	$869
Financial liabilities
Accounts payable and other	$89	$2,284	$874	$134	$3,003	$704
Subsidiary equity obligations	—	30	1,690	—	—	1,559
	$89	$2,314	$2,564	$134	$3,003	$2,263

During the three and six months ended June 30, 2018 and 2017, there were no transfers between Level 1, 2 or 3.
Fair values of financial instruments are determined by reference to quoted bid or ask prices, as appropriate. If bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2018	Valuation Techniques and Key Inputs
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	$1,599 /
Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data

	(2,284)
Other financial assets ..................	1,442	Valuation models based on observable market data
Redeemable fund units (subsidiary equity obligations)	(30)	Aggregated market prices of underlying investments

Fair values determined using valuation models requiring the use of unobservable inputs (Level 3 financial assets and liabilities) include assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those unobservable inputs, the company uses observable external market inputs such as interest rate yield curves, currency rates and price and rate volatilities, as applicable, to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2018	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$415	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Warrants (common shares and warrants)	310	Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
			• Risk free interest rate	• Increases (decreases) in the risk-free interest rate increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,690)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	110 /	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
(874)
			• Forward exchange rates (from observable forward exchange rates at the end of the reporting period)	• Increases (decreases) in the forward exchange rate increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value

The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the three and six month periods ended June 30, 2018:

	Three Months Ended		Six Months Ended
AS AT AND FOR THE PERIODS ENDED JUN. 30, 2018 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of period	$865	$2,597	$869	$2,263
Fair value changes in net income	(56)	18	(106)	(4)
Fair value changes in other comprehensive income[1]	1	(17)	—	(18)
Additions, net of disposals	26	(34)	73	323
Balance, end of period	$836	$2,564	$836	$2,564

1.	Includes foreign currency translation